IMPAIRMENT OF ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Reversal of impairment loss recognized in profit or loss	$ (6,886)	$ (2,288)	$ 0
Cash-generating units [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Opening balance	324,350	190,042
Impairment loss recognized in profit or loss	80,146	141,137
Reversal of impairment loss recognized in profit or loss	(7,899)	(9,164)
Increase (decrease) in foreign exchange	4,930	2,335
Closing balance	$ 401,527	$ 324,350	$ 190,042